Aug. 26, 2016

John Hancock Funds II
U.S. Equity Fund (the "fund")

Supplement dated August 26, 2016 to the current Class R6 shares prospectus ("Prospectus")

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At an in-person meeting held June 20‒23, 2016, the Trust's Board of Trustees approved the hiring and appointment of Wellington Management Company LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective on or about the close of business on September 26, 2016 (the Effective Date). It is expected that John Hancock Advisers, LLC, the fund's investment advisor, will hire a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also on the Effective Date, the fund is changing its name to U.S. Growth Fund. Accordingly, all references to U.S. Equity Fund will be changed on the Effective Date to reflect the fund's new name. Furthermore, the fund's investment objective and investment strategies will change in connection with the fund's name change as of the Effective Date. In connection with the appointment of Wellington Management as subadvisor to the fund along with other changes, the Prospectus is hereby amended as of the Effective Date as follows:

All references to GMO and its portfolio managers are hereby deleted.

The information under the heading "Investment Objective" in the "Fund summary" section is revised and restated in its entirety as follows:

To seek high total return primarily through capital appreciation

The Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee[1]	0.70
Other expenses[2]	0.17
Total annual fund operating expenses	0.87
Contractual expense reimbursement[3]	–0.13
Total annual fund operating expenses after expense reimbursements	0.74

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective August 30, 2016.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

[3] The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.74% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R6
1 year	76
3 years	265
5 years	469
10 years	1,061

The information under the heading "Principal Investment Strategies" in the "Fund summary" section is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be "tied economically" to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager's investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, exchange-traded equity real estate investment trusts (REITs), and equity income trusts.

The manager focuses on members of the investable universe with expected future free cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Although the performance information in "Past performance" in the "Fund summary" section will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. The Russell 1000 Growth Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Prior to the close of business on September 26, 2016, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

In the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section applicable to the fund, the returns of the Russell 1000 Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	10 year
As of 12-31-15
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	5.67	13.53	8.53

*Effective September 26, 2016, the fund will replace the Russell 3000 Index with the Russell 1000 Growth Index as the fund's primary benchmark index to better reflect the universe of investment opportunities based on the fund's investment strategy.